General Information (Details)	Dec. 31, 2022 Number
Statement [Line Items]
Number of employees	9,354
Senior Executives [Member]
Statement [Line Items]
Number of employees	14
Managers and Deputy Managers [Member]
Statement [Line Items]
Number of employees	452
Other workers [Member]
Statement [Line Items]
Number of employees	8,888
Parent [Member]
Statement [Line Items]
Number of employees	404
Parent [Member] | Senior Executives [Member]
Statement [Line Items]
Number of employees	10
Parent [Member] | Managers and Deputy Managers [Member]
Statement [Line Items]
Number of employees	88
Parent [Member] | Other workers [Member]
Statement [Line Items]
Number of employees	306